Condensed Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net Income (loss)	$ (47,711)	$ (41,683)
Other comprehensive income (loss):
Net foreign currency translation gain (loss)	(2,025)	(141)
Other comprehensive income (loss), net of tax	(2,025)	(141)
Comprehensive Income (loss)	$ (49,736)	$ (41,824)